Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.86%	5.55%	3.15%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	5.47%	5.70%	3.14%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	9.44%	6.02%	3.15%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Average Annual Return, Percent	11.00%	6.54%	3.50%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5 (with sales charge)
Average Annual Return, Percent	11.66%	7.16%	4.10%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Average Annual Return, Percent	11.76%	7.26%	4.20%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Average Annual Return, Percent	11.58%	7.08%	4.02%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	11.25%	6.81%	3.76%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (without sales charge)
Average Annual Return, Percent	10.47%	6.02%	3.14%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	10.44%	6.02%	3.15%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	11.00%	6.54%	3.50%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5 (without sales charge)
Average Annual Return, Percent	11.66%	7.16%	4.10%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	11.76%	7.26%	4.20%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (without sales charge)
Average Annual Return, Percent	11.58%	7.08%	4.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	11.54%	6.46%	4.33%